Subsequent events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 19 – Subsequent events

In April 2024, the Company borrowed an additional $0.8 million from the Wintrust Receivables Credit Facility.

On April 16, 2024, the Company’s board of directors approved a share repurchase program that authorized the repurchase of up to $5.0 million of the Company’s outstanding common stock in the open market through December 31, 2024. Repurchased shares are immediately retired and returned to unissued status.

In April 2024, the Company received a notice from the NYSE American LLC (the “NYSE American”), notifying the Company that it is no longer in compliance with NYSE American continued listing standards. The NYSE American requires a listed company to have stockholders’ equity of $4.0 million or more if the listed company has reported losses from continuing operations and/or net losses in three of its four most recent fiscal years. The Company reported a stockholders’ equity of $3.0 million as of December 31, 2023, and losses from continuing operations and/or net losses in three out of its four most recent fiscal years ended December 31, 2023. The Notice has no immediate impact on the listing of the Company’s shares of common stock, which will continue to be listed and traded on the NYSE American. The Company must submit a plan of compliance (the “Plan”) by May 24, 2024, addressing how it intends to regain compliance with the continued listing standards before the end of the cure period ends on October 24, 2025. The Company has begun to prepare its Plan for submission to the NYSE American by the May 24, 2024 deadline.

In May 2024, the Company borrowed an additional $0.6 million from the Wintrust Receivables Credit Facility.

Note 18 – Subsequent events

On February 9, 2024, the Company announced the acquisition of all the issued and outstanding common shares of Aimia Pet Healthco, Inc. for consideration consisting of 45,629 shares of common stock of the Company. The Company has not yet completed its evaluation of certain assets and liabilities acquired, or treatment of this transaction as either a business combination or asset acquisition in accordance with Topic 805.

In February 2024, the Company granted 42,088 shares of restricted common stock to members of its Board of Directors as part of their equity compensation pursuant to the Amended and Restated 2019 Incentive Award Plan. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of $0.4 million upon issuance.

On March 25, 2024, Better Choice Company, Inc. (“BTTR”) initiated a legal action to enforce a right of first refusal (“ROFR”) option exercised by Alphia, Inc. (“Alphia”), which is controlled by a Paris-based private equity firm, PAI Partners. The Company is unable to predict the outcome or impact on its business and financial results.